Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Required under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2013 are as follows:

(Millions of yen)
Year ending December 31:
2014	¥28,523
2015	20,337
2016	17,578
2017	10,046
2018	6,400
Thereafter	13,180

Total future minimum lease payments	¥96,064

Changes in Accrued Product Warranty Cost

Changes in accrued product warranty cost for the years ended December 31, 2013 and 2012 are summarized as follows:

	Years ended December 31
	2013	2012
	(Millions of yen)
Balance at beginning of year	¥12,163	¥11,691
Addition	13,467	13,553
Utilization	(12,922)	(12,503)
Other	(1,818)	(578)

Balance at end of year	¥10,890	¥12,163